UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-08268

                  Firsthand Funds
(Exact name of registrant as specified in charter)

     3031 Tisch Way, #110 Plaza West
                San Jose, CA 95128

(Address of principal executive offices) (Zip code)

Firsthand Capital Management, Inc.
3031 Tisch Way, #110 Plaza West
San Jose, CA 95128

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 624-9527

Date of fiscal year end:  December 31

Date of reporting period: June 30 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F. Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TEFQX

Firsthand Technology Opportunities Fund

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Firsthand Technology Opportunities Fund for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
TEFQX	$96	1.85%

What did the Fund invest in?

The Fund is invested primarily in equity securities of companies in the technology sector. As of June 30, 2026, internet and defense & aerospace represented the Fund's largest industry weightings.

Fund Statistics

  Total Net Assets$51,449,869
  # of Portfolio Holdings30
  Portfolio Turnover Rate29%
  Investment Advisory Fees Paid$335,360

Top 10 Holdings (% of Net Assets)

Table Summary
Roku, Inc.	16.1%
Rocket Lab Corp.	11.9%
Bloom Energy Corp.	8.8%
Coherent Corp.	7.7%
Viasat, Inc.	5.2%
ASM International N.V.	4.5%
Oklo, Inc.	4.1%
Broadcom, Inc.	3.7%
Palantir Technologies, Inc.	3.0%
Robinhood Markets, Inc.	2.9%

Industry Weightings

% of Net Assets
Internet
22.5
Defense & Aerospace
20.9
Semiconductors
9.3
Industrials
8.8
Electronics
7.7
Software
6.1
Communications
5.2
Electric
4.1
Financial
3.1
Telecommunications
2.7
Other Industries
3.3
Net Cash
6.3
0%
5%
10%
15%
20%
25%

Table Summary
Value	Value
Net Cash	6.3
Other Industries	3.3
Telecommunications	2.7
Financial	3.1
Electric	4.1
Communications	5.2
Software	6.1
Electronics	7.7
Industrials	8.8
Semiconductors	9.3
Defense & Aerospace	20.9
Internet	22.5

Market Cap Weightings

(% of Net Assets)

Table Summary
Value	Value
Giant Cap (More than $25B)	47.9%
Large Cap ($5-$25B)	31.4%
Mid Cap ($1-$5B)	11.3%
Small Cap ($250M - $1B)	1.1%
Micro Cap (less than $250M)	2.0%
Net Cash	6.3%

Country Weightings

Table Summary
Value	Value
Netherlands	4.5
United States	95.5

Householding

If you wish to receive a copy of this document at a new address, contact 1-888-884-2675.

TEFQX

Firsthand Technology Opportunities Fund

Semi-Annual Shareholder Report June 30, 2026

Firsthand Funds are distributed by ALPS Distributors, Inc.

ALTEX

Firsthand Alternative Energy Fund

Semi-Annual Shareholder Report June 30, 2026

Fund Overview

This Semi-Annual shareholder report contains important information about Firsthand Alternative Energy Fund for the period of January 1, 2026 to June 30, 2026.You can find additional information about the Fund at www.firsthandfunds.com. You can also request this information by contacting us at 1-888-884-2675.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ALTEX	$128	1.98%

What did the Fund invest in?

The Fund is invested primarily in equity securities of companies in the technology sector. As of June 30, 2026, industrials and semiconductors represented the Fund's largest industry weightings.

Fund Statistics

  Total Net Assets$14,641,450
  # of Portfolio Holdings40
  Portfolio Turnover Rate8%
  Investment Advisory Fees Paid$97,582

Top 10 Holdings (% of Net Assets)

Table Summary
Bloom Energy Corp.	20.7%
Corning, Inc.	11.3%
Quanta Services, Inc.	10.3%
Oklo, Inc.	7.1%
ABB, Ltd. - SP	5.2%
Axcelis Technologies, Inc.	5.2%
Enphase Energy, Inc.	4.4%
The Williams Cos., Inc.	4.1%
ON Semiconductor Corp.	3.9%
GE Vernova, Inc.	3.2%

Industry Weightings

% of Net Assets
Industrials
Semiconductors
Energy
Telecommunications
Commercial Services
Electric
Electronics
Pipelines
Oil&Gas
Building Materials
Other Industries
Net Cash
28.6
14.7
12.7
11.3
10.3
8.7
7.1
4.1
2.7
2.0
1.6
-3.8
-5%
0%
5%
10%
15%
20%
25%
30%

Table Summary
Value	Value
Net Cash	-3.8
Other Industries	1.6
Building Materials	2.0
Oil&Gas	2.7
Pipelines	4.1
Electronics	7.1
Electric	8.7
Commercial Services	10.3
Telecommunications	11.3
Energy	12.7
Semiconductors	14.7
Industrials	28.6

Market Cap Weightings

(% of Net Assets)

Table Summary
Value	Value
Giant Cap (More than $25B)	74.0%
Large Cap ($5-$25B)	21.2%
Mid Cap ($1-$5B)	6.0%
Small Cap ($250M - $1B)	1.5%
Micro Cap (less than $250M)	1.1%
Net Cash	-3.8%

Country Weightings

Table Summary
Value	Value
Spain	0.1
Japan	1.2
Ireland	1.5
France	2.7
Denmark	2.8
Netherlands	3.5
Switzerland	5.4
United States	82.8

Householding

If you wish to receive a copy of this document at a new address, contact 1-888-884-2675.

ALTEX

Firsthand Alternative Energy Fund

Semi-Annual Shareholder Report June 30, 2026

Firsthand Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b)	Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The annual Financial Highlights are attached herewith.

Firsthand Technology Opportunities Fund

Portfolio of Investments, June 30, 2026 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 93.7%
Defense & Aerospace — 20.9%
Firefly Aerospace, Inc.*	50,000	$1,470,000
Intuitive Machines, Inc.*	30,000	641,700
Redwire Corp.*	100,000	1,223,000
Voyager Technologies, Inc. , Class A*	40,000	1,290,000
Rocket Lab Corp.*	60,000	6,099,000
Total Defense & Aerospace — (Cost $7,349,340)
Building Materials — 1.1%
Aspen Aerogels, Inc.*	90,000	570,600
Total Building Materials — (Cost $2,123,117)
Commercial Services — 2.2%
Chegg, Inc.*	260,000	262,600
Coursera, Inc.*	10,000	56,400
Toast, Inc., Class A*	30,000	834,600
Total Commercial Services — (Cost $6,220,839)
Communications — 5.2%
Viasat, Inc.*	30,000	2,694,300
Total Communications — (Cost $1,788,822)
Electric — 4.1%
Oklo, Inc.*	40,000	2,093,200
Total Electric — (Cost $2,479,122)
Electronics — 7.7%
Coherent Corp.*	10,000	3,944,700
Tempo Automation Holdings, Inc.*(1)(2)(3)	320,000	0
Total Electronics — (Cost $623,296)
Financial — 3.1%
Coinbase Global, Inc., Class A*	1,000	146,190
SoFi Technologies, Inc.*	80,000	1,434,400
Total Financial — (Cost $1,642,745)
Industrials — 8.8%
Bloom Energy Corp. , Class A*	15,000	4,540,500
Total Industrials — (Cost $2,273,323)
Internet — 22.5%
Netflix, Inc.*	20,000	1,428,000
Robinhood Markets, Inc., Class A*	15,000	1,504,200
Roku, Inc.*	60,000	8,288,400
Uber Technologies, Inc.*	5,000	360,800
Total Internet — (Cost $3,576,856)
Semiconductors — 9.3%
ASM International N.V.	2,000	2,297,720
Broadcom, Inc.	5,000	1,888,750
Revasum, Inc.*(1)(2)(3)	28,367,549	0
Wolfspeed, Inc.*	12,109	584,259

see accompanying notes to financial statements
1

Firsthand Technology Opportunities Fund

Portfolio of Investments, June 30, 2026 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (Continued)
Total Semiconductors — (Cost $16,837,665)
Software — 6.1%
Domo, Inc., Class B*	250,000	$782,500
Palantir Technologies, Inc., Class A*	13,000	1,516,710
Planet Labs PBC*	25,000	828,250
Total Software — (Cost $6,843,735)
Telecommunications — 2.7%
Arista Networks, Inc.*	5,000	849,400
BlackSky Technology, Inc.*	20,000	558,400
Total Telecommunications — (Cost $1,493,629)
Total Common Stocks — (Cost $53,252,489)
INVESTMENT COMPANY — 6.5%
Fidelity Investments Money Market Fund - Treasury Portfolio 3.55%(4)(5)	3,342,100	3,342,100
Total Investment Company — (Cost $3,342,100)
Total Investments (Cost $56,594,589) — 100.2%		51,530,679
Liabilities in excess of other assets — (0.2)%		(80,810)
NET ASSETS - 100.0%		$51,449,869

*	Non-income producing security.
(1)	Affiliated issuer.
(2)	Restricted/illiquid security (0.0% of net assets).
(3)	Fair Value Level 3 security (0.0% of net assets).
(4)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
(5)	The rate shown is the 7 day annualized yield at June 30, 2026.

see accompanying notes to financial statements
2

Firsthand Alternative Energy Fund

Portfolio of Investments, June 30, 2026 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS — 103.8%
Aerospace/Defense — 0.4%
Honeywell Aerospace, Inc.*	290	$64,113
Total Aerospace/Defense — (Cost $6,755)
Building Materials — 2.0%
Aspen Aerogels, Inc.*	35,000	221,900
Carrier Global Corp.	1,000	73,350
Total Building Materials — (Cost $265,056)
Chemicals — 0.1%
Solstice Advanced Materials, Inc.	145	12,847
Total Chemicals — (Cost $832)
Commercial Services — 10.3%
Quanta Services, Inc.	2,100	1,512,084
Total Commercial Services — (Cost $54,392)
Consumer, Non-cyclical — 1.0%
Koninklijke Philips N.V.	5,146	139,920
Total Consumer, Non-cyclical — (Cost $151,864)
Electric — 8.7%
Iberdrola S.A.	499	12,452
Oklo, Inc.*	20,000	1,046,600
Ormat Technologies, Inc.	2,000	217,800
Total Electric — (Cost $955,816)
Electronics — 7.1%
ABB, Ltd. - SP ADR	7,000	760,900
ChargePoint Holdings, Inc.*	3,000	17,730
Honeywell International, Inc.	290	64,931
Itron, Inc.*	2,000	173,060
Orion Energy Systems, Inc.*	1,400	16,366
Total Electronics — (Cost $1,019,518)
Energy — 12.7%
Enphase Energy, Inc.*	13,000	640,120
First Solar, Inc.*	1,000	235,960
SolarEdge Technologies, Inc.*	8,000	467,520
Sunnova Energy International, Inc.(1)	15,000	0
SunPower Corp., Class B*(1)	29,931	0
SunPower, Inc.*	150,000	103,095
Vestas Wind Systems A.S.	15,000	419,793
Total Energy — (Cost $2,084,318)
Environmental Control — 0.1%
Arq, Inc.*	6,800	17,340
Total Environmental Control — (Cost $34,135)
Home Furnishings — 0.0%**
Sharp Corp.*	1,100	4,406
Total Home Furnishings — (Cost $140,193)

see accompanying notes to financial statements
3

Firsthand Alternative Energy Fund

Portfolio of Investments, June 30, 2026 (unaudited)

	SHARES	MARKET VALUE
COMMON STOCKS (continued)
Industrials — 28.6%
Accelleron Industries AG - ADR	350	$35,529
Bloom Energy Corp., Class A*	10,000	3,027,000
BWX Technologies, Inc.	2,000	389,300
Eaton Corp. PLC	500	213,060
GE Vernova, Inc.	400	469,944
NuScale Power Corp.*	5,000	50,150
Total Industrials — (Cost $1,236,991)
Oil&Gas — 2.7%
TotalEnergies SE	5,000	388,800
Total Oil&Gas — (Cost $441,509)
Pipelines — 4.1%
Williams Cos., Inc./The	8,000	594,720
Total Pipelines — (Cost $567,001)
Semiconductors — 14.7%
Axcelis Technologies, Inc.*	4,000	757,800
Monolithic Power Systems, Inc.	200	276,472
ON Semiconductor Corp.*	6,000	567,240
STMicroelectronics N.V.	5,000	374,450
ULVAC, Inc.	2,700	171,785
Wolfspeed, Inc.*	139	6,707
Total Semiconductors — (Cost $1,608,081)
Telecommunications — 11.3%
Corning, Inc.	6,460	1,650,078
Total Telecommunications — (Cost $82,167)
Total Common Stocks— (Cost $8,648,628)
WARRANTS — 0.0%**
Internet — 0.0%**
Swvl Holdings Corp. *	13,333	89
Total Internet — (Cost $13,951)
Total Warrants — (Cost $13,951)
INVESTMENT COMPANY — 10.3%
Fidelity Investments Money Market Fund - Treasury Portfolio 3.55%(2)(3)	1,512,524	1,512,524
Total Investment Company — (Cost $1,512,524)
Total Investments (Cost $10,175,103) — 114.1%		16,707,935
Liabilities in excess of other assets — (14.1)%		(2,066,485)
NET ASSETS - 100.0%		$14,641,450

*	Non-income producing security.
**	Less than 0.05%.
(1)	Fair Value Level 3 security (0.7% of net assets).
(2)	The Fidelity Investments Money Market Fund invests primarily in U.S. Treasury Securities.
(3)	The rate shown is the 7 day annualized yield at June 30, 2026.
ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

see accompanying notes to financial statements
4

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2026 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
ASSETS
Investment securities:
Unaffiliated investments at acquisition cost	$43,589,490	$10,175,103
Affiliated investments at acquisition cost	13,005,099	—
Total acquisition cost	$56,594,589	$10,175,103
Unaffiliated investments at market value	51,530,679	16,707,935
Affiliated investments at market value	—	—
Total market value (Note 2)	51,530,679	16,707,935
Receivable from dividends, interest, and reclaims	2,402	12,326
Receivable for capital shares sold	4,329	6,500
TOTAL ASSETS	51,537,410	16,726,761

LIABILITIES
Payable to affiliates (Note 4)	79,051	25,022
Payable for capital shares redeemed	8,424	2,060,289
Distributions payable	66	—
TOTAL LIABILITIES	87,541	2,085,311
NET ASSETS	$51,449,869	$14,641,450

Net Assets consist of:
Paid-in Capital	$73,211,976	$8,035,706
Total distributable earnings (loss)	(21,762,107)	6,605,744
NET ASSETS	$51,449,869	$14,641,450

Shares Outstanding	9,540,058	896,528
Net asset value, redemption price and offering price per share (Note 2)	$5.39	$16.33

see accompanying notes to financial statements
5

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
INVESTMENT INCOME
Unaffiliated dividends	$33,423	$63,650
Foreign tax withholding	(1,426)	(2,728)
TOTAL INVESTMENT INCOME	31,997	60,922

EXPENSES
Investment advisory fees (Note 4)	335,360	97,582
Administration fees (Note 4)	107,794	28,700
Trustees fees	4,500	4,500
GROSS EXPENSES	447,654	130,782
Trustees fees reimbursement	(4,500)	(4,500)
TOTAL NET EXPENSES	443,154	126,282

NET INVESTMENT LOSS	(411,157)	(65,360)

Net Realized and Unrealized Gain on Investments:
Net realized gains from security transactions on:
Class action lawsuits	268	6
Unaffiliated investments and foreign currency	870,166	143,020
Net realized Gain	870,434	143,026
Net change in unrealized appreciation on:
Unaffiliated investments and foreign currency	4,175,511	5,752,449
Net change in unrealized appreciation	4,175,511	5,752,449

Net Realized and Unrealized Gain on Investments	5,045,945	5,895,475

Net Increase In Net Assets Resulting From Operations	$4,634,788	$5,830,115

see accompanying notes to financial statements
6

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2026 (unaudited)

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	SIX MONTHS ENDED 6/30/2026 (UNAUDITED)	YEAR ENDED 12/31/2025

FROM OPERATIONS:
Net investment loss	$(411,157)	$(823,166)
Net realized gain from security transactions and foreign currency	870,434	4,046,825
Net change in unrealized appreciation on investments and foreign currency	4,175,511	8,628,806
Net increase in net assets from operations	4,634,788	11,852,465

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,209,967	10,794,128
Dividends reinvested	—	—
Payment for shares redeemed	(5,626,275)	(15,041,640)
Net decrease in net assets from capital share transactions	(2,416,308)	(4,247,512)
TOTAL INCREASE IN NET ASSETS	2,218,480	7,604,953

NET ASSETS:
Beginning of period	49,231,389	41,626,436
End of period	$51,449,869	$49,231,389

COMMON STOCK ACTIVITY:
Shares sold	663,890	2,251,916
Shares reinvested	—	—
Shares redeemed	(1,133,042)	(3,205,116)
Net decrease in shares outstanding	(469,152)	(953,200)
Shares outstanding, beginning of period	10,009,210	10,962,410
Shares outstanding, end of period	9,540,058	10,009,210

see accompanying notes to financial statements
7

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2026 (unaudited)

	FIRSTHAND ALTERNATIVE ENERGY FUND
	SIX MONTHS ENDED 6/30/2026 (UNAUDITED)	YEAR ENDED 12/31/2025

FROM OPERATIONS:
Net investment loss	$(65,360)	$(78,726)
Net realized gain from security transactions and foreign currency	143,026	1,273,989
Net change in unrealized appreciation on investments and foreign currency	5,752,449	309,849
Net increase in net assets from operations	5,830,115	1,505,112

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions	—	(1,247,087)
Total Distributions	—	(1,247,087)

FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,667,661	6,794,245
Dividends reinvested	—	1,224,140
Payment for shares redeemed	(10,192,482)	(7,868,200)
Net increase (decrease) in net assets from capital share transactions	(524,821)	150,185
TOTAL INCREASE IN NET ASSETS	5,305,294	408,210

NET ASSETS:
Beginning of period	9,336,156	8,927,946
End of period	$14,641,450	$9,336,156

COMMON STOCK ACTIVITY:
Shares sold	671,712	633,831
Shares reinvested	—	115,703
Shares redeemed	(694,767)	(767,385)
Net decrease in shares outstanding	(23,055)	(17,851)
Shares outstanding, beginning of period	919,583	937,434
Shares outstanding, end of period	896,528	919,583

see accompanying notes to financial statements
8

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	SIX MONTHS ENDED 6/30/26*	YEAR ENDED 12/31/25	YEAR ENDED 12/31/24	YEAR ENDED 12/31/23	YEAR ENDED 12/31/22	YEAR ENDED 12/31/21
Net asset value at beginning of year/period	$4.92	$3.80	$4.86	$4.47	$16.83	$21.60
Income from investment operations:
Net investment loss	(0.04)	(0.08)	(0.10)	(0.08)	(0.14)	(0.41)
Net realized and unrealized gains (losses) on investments	0.51	1.20	(0.96)	0.56	(9.77)	(3.20)
Total from investment operations	0.47	1.12	(1.06)	0.48	(9.91)	(3.61)
Distributions from:
Realized capital gains	—	—	—	(0.09)	(2.45)	(1.16)
Net asset value at end of year/period	$5.39	$4.92	$3.80	$4.86	$4.47	$16.83

Total return	9.55%(A)	29.47%	(21.81% )	10.81%	(59.91% )	(16.69% )
Net assets at end of year/period (millions)	$51.4	$49.2	$41.6	$72.6	$84.6	$279.0
Ratio of gross expenses to average net assets before waiver	1.87%(B)	1.87%	1.87%	1.86%	1.86%	1.83%
Ratio of net expenses to average net assets after waiver	1.85%(B)	1.85%	1.85%	1.85%	1.85%	1.83%
Ratio of net investment loss to average net assets	(1.72%)(B)	(1.72% )	(2.20% )	(1.44% )	(1.83% )	(1.83% )

Portfolio turnover rate	29%(A)	38%	14%	8%	10%	16%

*	Unaudited
(A)	Not Annualized.
(B)	Annualized.

see accompanying notes to financial statements
9

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for a share outstanding throughout each year/period

FIRSTHAND ALTERNATIVE ENERGY FUND
	SIX MONTHS ENDED 6/30/26*	YEAR ENDED 12/31/25	YEAR ENDED 12/31/24	YEAR ENDED 12/31/23	YEAR ENDED 12/31/22	YEAR ENDED 12/31/21
Net asset value at beginning of year/period	$10.15	$9.52	$10.36	$10.97	$13.42	$14.14
Income from investment operations:
Net investment loss	(0.07)	(0.09)	(0.15)	(0.10)	(0.18)	(0.29)
Net realized and unrealized gains (losses) on investments	6.25	2.22	(0.55)	(0.15)	(2.27)	(0.43)
Total from investment operations	6.18	2.13	(0.70)	(0.25)	(2.45)	(0.72)
Distributions from:
Realized capital gains	—	(1.50)	(0.14)	(0.36)	—	—
Net asset value at end of year/period	$16.33	$10.15	$9.52	$10.36	$10.97	$13.42

Total return	60.89%(A)	21.78%	(6.80% )	(2.31% )	(18.26% )	(5.09% )
Net assets at end of year/period (millions)	$14.6	$9.3	$8.9	$12.3	$12.7	$16.2
Ratio of gross expenses to average net assets before waiver	2.05%(B)	2.08%	2.07%	2.05%	2.05%	2.03%
Ratio of net expenses to average net assets after waiver	1.98%(B)	1.98%	1.98%	1.98%	1.98%	1.98%
Ratio of net investment loss to average net assets	(1.02%)(B)	(0.94% )	(1.38% )	(0.94% )	(1.45% )	(1.75% )

Portfolio turnover rate	8%(A)	26%	4%	22%	26%	23%

*	Unaudited
(A)	Not Annualized.
(B)	Annualized.

see accompanying notes to financial statements
10

NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (unaudited)

1. ORGANIZATION

Each of Firsthand Technology Opportunities Fund and Firsthand Alternative Energy Fund (individually the “Fund”, and collectively the “Funds”) is a non-diversified series of Firsthand Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust, a Delaware statutory trust, was organized on November 8, 1993. Each Fund currently offers one class of shares—Investor Class shares. The inception dates for the Funds (the date on which a net asset value was first determined for that Fund) follow:

FUND	INCEPTION DATE
Firsthand Technology Opportunities Fund	September 30, 1999
Firsthand Alternative Energy Fund	October 29, 2007

Each Fund’s investment objective is long-term growth of capital.

Firsthand Technology Opportunities Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of high-technology companies in the industries and markets that Firsthand Capital Management, Inc. (the “Investment Adviser”) believes hold the most growth potential within the technology sector.

Firsthand Alternative Energy Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in alternative energy and energy technology companies, both U.S. and international.

The Funds are an investment company and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies:

Securities Valuation — A Fund’s portfolio of securities is valued as follows:

2.

Securities traded in the over-the-counter market, but not quoted by NASDAQ, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

3.	Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market.

4.

If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds' valuation designee (the "Valuation Designee") to make all fair value determinations with respect to the Funds' portfolio investments, subject to the Board's oversight. As the Valuation Designee, the Advisor has adopted policies and procedures to be followed when the Funds must utilize fair value pricing.

In pricing illiquid, privately placed securities, the advisor follows well-accepted valuation techniques. Initial valuations are generally determined by the initial purchase price for each security. Subsequent to initial purchase, securities are repriced from time to time to reflect changes to the companies’ valuations caused by various events. Such events include, among others, a new round of financing establishing a new valuation for the company; material changes to a company’s business or business prospects, either due to company-specific internal issues (gaining or losing a major customer, missing a significant milestone, etc.) or macroeconomic events affecting the industry or the world. In analyzing a company’s valuation, factors that are also considered include a company’s cash flow, revenues, profitability, financial forecasts, and probability of success in those measures. Other potential factors include the value of comparable public and private companies and general market conditions.

11

NOTES TO FINANCIAL STATEMENTS – continued

June 30, 2026 (unaudited)

FAIR VALUE MEASUREMENT — In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, each Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The  hierarchy  gives  the  highest  priority  to  valuations  based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

The guidance establishes three levels of the fair value hierarchy as follows:

LEVEL 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

LEVEL 2 — OBSERVABLE INPUTS OTHER THAN QUOTED PRICES INCLUDED IN LEVEL 1 THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

tHe availability of observable inputs can vary from security to security and is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. THe following is a summary of the inputs used to value the following Funds' net assets as of June 30, 2026.

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
TEFQX
Common Stocks
Aerospace/Defense	$4,624,700	$—	$—
—Building Materials	570,600	—	—
Commercial Services	1,153,600	—	—
Communications	2,694,300	—	—
Defense & Aerospace	6,099,000	—	—
Electric	2,093,200	—	—
Electronics	3,944,700	—	0
Financial	1,580,590	—	—
Industrials	4,540,500	—	—
Internet	11,581,400	—	—
Semiconductors	4,770,729	—	0
Software	3,127,460	—	—
Telecommunications	1,407,800	—	—
Total Common Stocks	48,188,579	—	0
Investment Company	3,342,100	—	—
Total	$51,530,679	$—	$0

12

NOTES TO FINANCIAL STATEMENTS – continued

June 30, 2026 (unaudited)

FUND*	LEVEL 1 QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT OBSERVABLE INPUTS
ALTEX
Common Stocks
Aerospace/Defense	$64,113	$—	$—
—Building Materials	295,250	—	—
Chemicals	12,847	—	—
Commercial Services	1,512,084	—	—
Consumer, Non-cyclical	139,920	—	—
Electric	1,276,852	—	—
Electronics	1,032,987	—	—
Energy	1,866,488	—	0
Environmental Control	17,340	—	—
Home Furnishings	4,406	—	—
Industrials	4,184,983	—	—
Oil&Gas	388,800	—	—
Pipelines	594,720	—	—
Semiconductors	2,154,454	—	—
Telecommunications	1,650,078	—	—
Total Common Stocks	15,195,322	—	0
Warrants
Internet	89	—	—
Investment Company	1,512,524	—	—
Total	$16,707,935	$—	$0

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

13

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2026 (unaudited)

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/25	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 06/30/26
Common Stocks
Electronics	$0	$—	$—	$—	$—	$—	$0
Semiconductors	0	—	(80,996)	(7,532,815)	7,613,811	—	0
Total	$0	$—	$(80,996)	$(7,532,815)	$7,613,811	$—	$0

The net change in unrealized appreciation (depreciation) from Level 3 instruments held as of June 30,2026 was 0.

INVESTMENTS AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	BALANCE AS OF 12/31/25	NET PURCHASES	NET SALES	NET REALIZED GAINS/ (LOSSES)	NET UNREALIZED APPRECIATION (DEPRECIATION)	TRANSFERS IN (OUT) OF LEVEL 3	BALANCE AS OF 06/30/26
Common Stocks
Energy	$0	$—	$—	$—	$—	$—	$0
Semiconductors	0	—	(931)	(537,914)	538,845	—	—
Total	$0	$—	$(931)	$(537,914)	$538,845	$—	$0

The net change in unrealized appreciation (depreciation) from Level 3 instruments held as of June 30,2026 was 0.

*	TEFQX: Firsthand Technology Opportunities Fund; ALTEX: Firsthand Alternative Energy Fund.

As of the six months ended June 30, 2026, these investments were valued in accordance with procedures approved by the Board of Trustees. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

SHARE VALUATION — The net asset value (“NAV”) per share of each Fund is calculated by dividing the net assets of the Fund (i.e., the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses)) by  the  total  number  of  shares  outstanding  of  the  Fund,  rounded  to  the  nearest  cent.  A Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund’s NAV per share.

INVESTMENT INCOME — Dividend income is recorded in the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank, money market funds, and certain short-term debt instruments with maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

FOREIGN SECURITIES — Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts (“ADRs”), on foreign exchanges, or on foreign over-the- counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source. Neither Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

OPTIONS — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. The Funds may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities or stock indices. The Funds may also write put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option. The Funds did not invest in options for the six months ended June 30, 2026.

DISTRIBUTIONS TO SHAREHOLDERS — Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

14

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2026 (unaudited)

SHORT POSITIONS — Firsthand Alternative Energy Fund may sell securities short for economic hedging purposes.  Short  sales  are  transactions  in  which  the  Fund sells a  security  it  does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction. The Fund is liable for any dividends payable on securities while those securities are in a short position.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in a segregated account consisting of cash, cash equivalents and/or liquid securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. The Fund did not invest in short sales for the six months ended June 30, 2026.

SECURITY TRANSACTIONS — Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on trade date. Realized gains and losses are calculated on a specific identification basis.

ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX — Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made. To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The tax character of distributions paid for the year ended December 31, 2025 and 2024 was as follows:

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND
	2025	2024
From ordinary income	$—	$—
From long-term capital gains	$—	$—

	FIRSTHAND ALTERNATIVE ENERGY FUND
	2025	2024
From ordinary income	$102,795	$—
From long-term capital gains	$1,144,292	$129,747

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2026.
	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Gross unrealized appreciation	$22,046,824	$8,686,889
Gross unrealized depreciation	(27,110,734)	(2,154,057)
Net unrealized appreciation (depreciation)	$(5,063,910)	$6,532,832
Federal income tax cost	$56,594,589	$10,175,103

As of December 31, 2025, the Funds had capital loss carryforwards for federal income tax purposes as follows:
	SHORT-TERM NO EXPIRATION	LONG-TERM NO EXPIRATION	Total
TEFQX*	$—	$(16,573,655)	$(16,573,655)
ALTEX*	—	—	—

15

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2026 (unaudited)

Components of Distributable Earnings (Accumulated Losses) as of December 31, 2025
	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Net Unrealized Appreciation (Depreciation)*	$(9,823,240)	$775,629
Undistributed Ordinary Income	—	—
Undistributed Long Term Capital Gains	—	—
Qualified Late Year Losses Deferred**	—	—
Other Temporary Differences	—	—
Accumulated Capital Loss Carryforward	(16,573,655)	—
Total Distributable Earnings/Accumulated Loss	$(26,396,895)	$775,629

*	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
**	Under current tax law, capital and currency losses realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following fiscal year.

The Funds are subject to tax provisions that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2024, 2023, and 2022 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these provisions to the Funds, and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax provisions.

SEGMENT REPORTING — In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures ("ASU 2023-07"), the Funds have evaluated its business activities and determined that it operates as a single reportable segment. The Funds investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Officer is responsible for assessing the Funds' financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates the Funds' financial results on an aggregated basis, rather than by separate segments,  As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfer during the reporting period.. The Funds primarily generate income through dividends, interest, and realized/unrealized gains on its investment portfolio. Expenses incurred, including management fees, fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines. Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

3. INVESTMENT TRANSACTIONS (EXCLUDING SHORT-TERM INVESTMENTS) WERE AS FOLLOWS FOR THE SIX MONTHS ENDED JUNE 30, 2026

	FIRSTHAND TECHNOLOGY OPPORTUNITIES FUND	FIRSTHAND ALTERNATIVE ENERGY FUND
Purchase of investment securities	$13,673,496	$2,404,886
Proceeds from sales and maturities of investment securities	$19,148,215	$862,196

16

NOTES TO FINANCIAL STATEMENTS – continued

June 30, 2026 (unaudited)

4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS; CERTAIN TRUSTEES AND OFFICERS OF THE TRUST ARE ALSO OFFICERS OF THE INVESTMENT ADVISER AND BNY

Certain trustees and officers of the Trust are also officers of the Investment Adviser or BNY. BNY serves as the sub-administrator, investment accounting agent, and shareholder servicing and transfer agent.

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Investment Adviser pursuant to the terms of a master investment advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund’s investment objectives, policies, and limitations. Subject to certain exceptions set forth in the Advisory Agreement, the Investment Adviser is responsible for (i) compensation of any of the Fund’s trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser’s personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

Firsthand Capital Management, Inc., is the Investment Adviser to the Funds. For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.40% for TEFQX and 1.53% for ALTEX of its average daily net assets, respectively. The Advisory Agreement requires the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each Fund to the extent necessary to limit a Fund’s total operating expenses to 1.85%, for TEFQX and 1.98% for ALTEX, excluding any extraordinary fees, of its average net assets up to $200 million, 1.80% for TEFQX and 1.93% for ALTEX of such assets from $200 million to $500 million, 1.75% for TEFQX and 1.88% for ALTEX of such assets from $500 million to $1 billion, and 1.70% for TEFQX and 1.83% for ALTEX of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Bank of New York (“BNY”), has a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY the fees for the administrative services provided by BNY.

Additionally, BNY serves as the investment accounting agent, shareholder servicing agent and custodian and BNY Mellon Investment Servicing (US), Inc., serves as the transfer agent for the Trust.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the “Administration Agreement”). Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund’s securities transactions and each Fund’s book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund’s operating expenses excluding brokerage and commission expenses; short sale expenses; fees payable under “Rule 12b-1 plans”, if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses. For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Bank of New York (“BNY”), has a Sub-Administration Agreement with the Investment Adviser. Under this agreement, the Investment Adviser (not the Funds) pays to BNY the fees for the administrative services provided by BNY.

Additionally, BNY serves as the investment accounting agent, shareholder servicing agent and custodian and BNY Mellon Investment Servicing (US), Inc., serves as the transfer agent for the Trust.

17

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2026 (unaudited)

5. INVESTMENTS IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2025, Firsthand Technology Opportunities Fund invested in the following restricted securities:

SECURITY	ACQUISTITION DATE	SHARES	COST	VALUE	% OF NET ASSETS
Revasum, Inc. Common Stock	September 24, 2019	28,367,549	$13,005,099	$0	0.0%
Tempo Automation Holdings, Inc.	August 16, 2023	320,000	91,168	0	0.0%
Total			$13,096,267	$0	0.0%

As of June 30, 2026, the Firsthand Alternative Energy Fund did not invest in any restricted securities.

Each Fund, consistent with SEC guidelines, has an investment restriction providing that it cannot purchase additional restricted securities once such securities comprise 15% of a Fund’s net assets. The SEC considers a security to be illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the security. The restriction stems from the concern that, for an open- end mutual fund with daily redemption obligations, a high level of illiquid securities would increase the risk that a Fund may not be able to meet its daily redemption needs, because illiquid securities often take a longer period of time to sell, and may not necessarily be sold at that Fund’s then carrying value.

6. INVESTMENTS IN AFFILIATES AND CONTROLLED INVESTMENTS

Under the 1940 Act, each Fund is required to identify investments where it owns greater than 5% (but less than 25%) of the portfolio company’s outstanding voting shares as an affiliate of the Fund. Also, under the 1940 Act, the Fund is required to identify investments where it owns greater than 25% of the portfolio company’s outstanding voting shares as a controlled investment of the Fund. The Firsthand Alternative Energy Fund did not have investments in affiliates or controlled investments for the period from January 1, 2026, through June 30, 2026. A summary of the Firsthand Technology Opportunities Fund’s investments in affiliates and controlled investments for the period from January 1, 2026, through June 30, 2026, is noted below:

AFFILIATE/CONTROLLED INVESTMENTS*	VALUE AT 12/31/25	PURCHASE/ MERGER	INTEREST	SALES/ MATURITY/ EXPIRATION	REALIZED GAIN (LOSS)	CHANGE IN APPRECIATION/ DEPRECIATION	VALUE 06/30/26	SHARES HELD AT 06/30/26
Revasum, Inc. Common Stocks	$—	$—	$—	$—	$—	$—	$—	28,367,549

As of June 30, 2026, Kevin Landis, President and Trustee of the Trust, represents the Funds and sits on the following affiliated company’s board: Revasum, Inc. Serving on the board of directors of the portfolio company may cause a conflict of interest. The Investment Adviser has adopted various procedures to ensure that the Funds will not be unfavorably affected by these potential conflicts.

7. RISKS

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser’s control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on a Fund than it would if the Fund diversified its investments. Another risk for each Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

In addition, certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2023 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2023 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance. The ultimate impact of COVID-19 and Russia-Ukraine conflict on the financial performance of the Funds’ investments is not reasonably estimable at this time.

18

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2026 (unaudited)

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates a presumption of control of the Portfolio under Section 2(a)(9) of the 1940 Act. As of June 30, 2026 the below entities held more than 25% of voting securities for each of the Funds listed.

Firsthand Technology Opportunities Fund

Charles Schwab Co.    26.55%

National Financial Services LLC   26.38%

Firsthand Alternative Energy Fund

National Financial Services LLC   58.34%

9. NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which did not have a material impact on the Funds' financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements..

19

NOTES TO FINANCIAL STATEMENTS – continued
June 30, 2026 (unaudited)

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted proxy voting procedures pursuant to which the Funds delegate the responsibility for voting proxies relating to portfolio securities held by the Funds to the Investment Adviser as part of the Investment Adviser’s general management of the Funds, subject to the Board of Trustees’ continuing oversight. A copy of the Funds’ proxy voting policy and procedures is available without charge, upon request, by calling 1.888.884.2675. Information regarding how the Investment Adviser voted these proxies during the most recent one-year period ended December 31 is available by calling the same number and on the website of the U.S. Securities and Exchange Commission at http://www.sec.gov on Form N-PX. The Funds’ voting record is also available on the Funds’ website at www.firsthandfunds.com/proxy.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

TRUSTEES AND OFFICERS

The Funds’ statement of additional information contains additional information about the Funds’ trustees and officers and is available, without charge, upon request, by calling 1.888.884.2675.

20

NOTES

FIRSTHAND FUNDS	AUDITOR
P.O. Box 534444	Tait Weller & Baker LLP
Pittsburgh, PA 15253-4444	50 South 16th St., Suite 2900
www.firsthandfunds.com	Philadelphia, PA 19102

INVESTMENT ADVISER	TRANSFER AGENT
Firsthand Capital Management, Inc.	BNY Mellon Investment Servicing (US) Inc.
3031 Tisch Way, #110 Plaza West	Attention 534444
San Jose, CA 95128	500 Ross Street, 154-0520
www.firsthandcapital.com	Pittsburgh, PA 15262 1.888.884.2675

DISTRIBUTOR
ALPS Distributors, Inc. 1290
1290 Broadway
Suite 1000
Denver, CO 80203

This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more complete information about Firsthand Funds, please call toll free 1.888.884.2675 or visit www.firsthandfunds.com for an additional prospectus, which contains more information, including risks, fees, and expenses. Read the prospectus carefully before investing or sending money.

Firsthand Funds are distributed by ALPS Distributors, Inc.

The interlocking “F” design is a registered trademark of Firsthand Capital Management, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Remuneration paid to directors, officers and others is included as part of the Financial Statements (in the Statement of Operations) filed under Items 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

FIRSTHAND FUNDS

INVESTMENT ADVISORY AGREEMENT APPROVAL DISCLOSURE (UNAUDITED)

At a meeting held on August 8, 2025, the Board of Trustees (the “Board”) of the Funds approved the continuation of the Funds’ Master Investment Advisory Agreement (the “Agreement”) with Firsthand Capital Management, Inc. (the “Adviser”) for an additional one-year period through August 31, 2026.

During the course of each year and in connection with their consideration of the continuation of the Agreement, the Board received various materials from the Adviser, including (i) information on the advisory personnel of the Adviser; (ii) information on the internal compliance procedures of the Adviser; (iii) comparative information showing how each Fund’s fees and expenses compare to other registered investment companies that follow investment strategies similar to those of the Fund; (iv) information regarding brokerage and portfolio transactions; (vi) comparative information showing how each Fund’s performance compares to other registered investment companies that follow investment strategies similar to those of the Fund; and (vii) information on any material legal proceedings or regulatory audits or investigations affecting the Fund or the Adviser.

After receiving and reviewing these materials, the Board, at a meeting called for such purpose (the “Meeting”), discussed the terms of the Agreement. The Meeting was held by video pursuant to an order issued on June 19, 2020 by the Securities and Exchange Commission, providing that registered investment companies are temporarily exempt from certain in-person board approval requirements, including with respect to the renewal of investment advisory agreements, due to conflicts related to the coronavirus.  Representatives from the Adviser attended the Meeting and presented additional oral and written information to the Board to assist in its considerations. The Trustees who are not parties to the Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended) of any such party (the “Independent Trustees”) also met in executive session to further discuss the terms of the Agreement and the information provided by the Adviser.

Discussed below are certain of the factors considered by the Board in continuing the Agreement. This discussion is not intended to be all-inclusive. The Board, including the Independent Trustees, reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings and in various discussions with senior management of the Adviser relating specifically to the Adviser and the Agreement. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all the information taken as a whole. Individual Trustees may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

Taking all of the information and deliberations into account, the Independent Trustees reviewed various factors presented to them, the detailed information provided by the Adviser at the Meeting and at other times throughout the year, and other relevant information and the following factors, none of which was dispositive in their decision whether to approve the Agreement:

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by the Adviser. The most recent Form ADV for the Adviser was provided to the Board, as were written and oral responses of the Adviser to an information request submitted by independent legal counsel on behalf of the Independent Trustees. The Board reviewed these responses, which included, among other things, information about the background and experience of the investment personnel of the Adviser primarily responsible for day-to-day portfolio management of the Funds. The Board also considered the Adviser’s separate Administration Agreement with the Funds and the Adviser’s overall ability to manage and administer the Funds as well as to oversee the service providers to the Funds.

The Board evaluated the ability of the Adviser, considering its financial condition, resources, reputation and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, supervisory and administrative personnel. In this regard, the Board considered information regarding the structure of the Adviser’s compensation program for its personnel involved in the management of the Funds, including incentive and retirement plans.

The Board considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent “soft dollar” benefits are used, the extent to which efforts are made to recapture transaction costs and the controls applicable to brokerage allocation procedures. The Board described the policies of the Adviser regarding the allocation of portfolio investment opportunities among the Funds and other clients. The Board noted that the Adviser does not use “traditional soft-dollar” arrangements, where soft-dollar credits are generated based on the level of trades and then used for products or services from third-parties. The Board also noted that the Adviser, from time to time, entered into arrangements where it received research (including invitations to conferences) from broker-dealers that the Adviser used to execute client trades. The Board also considered that the Adviser had outsourced the trading function to achieve certain operating efficiencies.

The Board also considered the markets for the Funds, including the principal channels through which the Funds’ shares are offered and sold, and the activities of the Adviser in connection with the marketing of the Funds.

In addition, the Board received and reviewed information on SEC and other inquiries, examinations and proceedings relating to the Funds and the Adviser. The Board considered the investment and legal compliance programs of the Adviser, including its implementation of enhanced compliance policies and procedures in response to SEC rule changes and other regulatory initiatives, and the level of compliance attained by the Adviser.

Based on the above factors, together with those referenced below, the Board, including a majority of the Independent Trustees, concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by the Adviser.

Fund Performance

Regarding TOF, the Board considered the Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors, noting that the Fund generally outperformed both the benchmark indices and the peer funds over the preceding 12-month period after performing poorly in prior years.  The Board observed that the Fund was among the top performers in its Morningstar category for the 3-month, year-to-date, and 12-month periods ended June 30, 2025.

The Board took note of TOF’s objective of long-term growth of capital, its relatively small number of holdings concentrated in a risky and volatile sector, and the fact that TOF holds many small, young companies subject to wide price fluctuations. The Board also noted that the portfolio manager had made a considerable effort to rebalance the portfolio in the past 12 months, while maintaining a commitment to the Fund’s investment strategy and style, and was pleased with the turnaround in performance.

Regarding AEF, the Board considered the Fund’s performance results over one-year, three-year, five-year and ten-year periods, or shorter periods, as relevant. It also considered these results in comparison to the performance results of various benchmark indices and of the Funds in relevant Morningstar sectors. The Board referenced the presentation regarding performance earlier in the meeting and, consistent with the Board’s emphasis on long-term performance, noted that AEF had exhibited positive performance over the three-year, five-year and ten-year periods ended June 30, 2025. The Board also noted the periods for which the Fund had experienced weaker performance. The Board recognizes AEF has outperformed its primary benchmark (the WilderHill Clean Energy Index) but underperformed broad market indices over time. Further, the Board noted that AEF has an extremely specialized strategy, investing in alternative energy stocks. While Morningstar does not have an “Alternative Energy” category for funds, Broadridge does, which currently includes four funds, including AEF (see 15c expense comparison data for these categorizations). As noted in the table below, AEF’s performance is competitive with other funds with similar strategies and superior to the WilderHill Clean Energy Index. Lastly, the Board recognized that the long-term performance of Firsthand Alternative Energy Fund has been positive and as recently as 2020 and 2022 was among the highest ranked funds in its peer group according to Morningstar.

Fund	3mo. Total Return	1-Yr. Total Return	3-Yr. AAR	5-Yr. AAR
Firsthand Alternative Energy	21.37%	-5.33%	0.03%	4.90%
Guinness Atkinson Alternative Energy	-3.67%17.99%	-13.09%2.61%	-5.60%2.63%	2.15%9.88%
Goldman Sachs Clean Energy Income	14.76%	10.42%	-4.91%	2.89%
Pear Tree Essex Environmental Opportunities	16.69%	6.52%	3.78%	9.51%-
WilderHill Clean Energy Index	26.58%	-0.44%	-23.74%	-12.87%

The Board took note of AEF’s objective of long-term growth of capital, its relatively small number of holdings concentrated in a risky and volatile sector, and the fact that AEF holds many small, young companies subject to wide price fluctuations.

The Board recognized that each Fund had experienced various periods of underperformance against the peer group funds and the applicable benchmark index, but the Board noted that the Adviser has remained committed to its unique investment strategy and style.  The Board will continue to monitor each Fund’s performance closely.

Investment Advisory Fee Rates and Other Expenses

The Board reviewed and considered the proposed contractual investment advisory fee rates (the “Advisory Agreement Rates”) payable by the Funds to the Adviser for investment advisory services. Additionally, the Board received and considered information comparing the Advisory Agreement Rates (both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates) and the total expense ratios of the Funds with those of other funds in appropriate peer universes provided by Broadridge. The Board noted that the respective Advisory Agreement Rates for each Fund were higher than the median rates of each fund’s peer universe, but that the total expense ratio of each Fund was not materially above the median total expense ratio of the respective peer universe. The Board deemed the comparison of total expense ratios to be more relevant than the comparison of Advisory Agreement Rates because of the unitary fee structure of the Funds.

Profitability

The Board received and considered a profitability analysis of the Adviser with respect to the Funds. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that the Adviser received with regard to providing these services to the Funds were not excessive.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale with respect to the existing Funds. The Board observed that the Investment Advisory Agreement limits each Fund’s total annual operating expenses to a percentage of the Fund’s assets and that this percentage is reduced as the Fund’s assets grow (known as “breakpoints”). The Board concluded that no change was necessary to the current breakpoints to reflect any economies of scale given the limited size and scale of the Funds.

Information about Services to Other Clients

The Board also received and considered information about the services and fee rates offered by the Adviser to its other client, SVVC. The Board concluded that the investment advisory rates charged by the Adviser to the Funds were within a reasonable range of the fee rates offered to the other client of the Adviser.

Other Benefits to the Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits to the Adviser as a result of its relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Funds (such as “soft dollar” benefits) and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Funds (such as the ability to market to shareholders other financial products offered by the Adviser).

Other Factors and Broader Review

Throughout the year, the Board regularly reviews and assesses the quality of the services that the Funds receive from the Adviser. In this regard, the Board reviews reports of the Adviser in each of its quarterly meetings, which include, among other things, a detailed portfolio review and detailed fund performance reports. In addition, the Board interviews the portfolio managers of the Funds at various times throughout the year.

Conclusion

After considering the aforementioned factors and based on its deliberations and evaluation of the information provided to it, the Board concluded that re-approval of the Investment Advisory Agreement for each of the Funds was in the best interest of the Funds and their shareholders.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16. Controls and Procedures.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Firsthand Funds

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President, Treasurer and Secretary

Date	August 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Landis
Kevin M. Landis, President, Treasurer and Secretary

Date	August 28, 2026

* Print the name and title of each signing officer under his or her signature.